Summary of significant accounting and reporting policies - Performance Obligation (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance obligation	$ 576,000	$ 88,000